UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2012

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2012 (unaudited)

Description	Shares	Value

Common Stocks — 98.4%

Australia — 4.3%

DUET Group	534,100	$1,130,205
Telstra Corp., Ltd.	175,646	714,215
Transurban Group	181,260	1,128,126
Westfield Group REIT	98,961	1,042,947

		4,015,493

Brazil — 3.6%

Banco do Brasil SA	146,817	1,796,060
Direcional Engenharia SA	124,900	695,583
MRV Engenharia e Participacoes SA	88,900	531,931
Vale SA Sponsored ADR	18,800	336,520

		3,360,094

Canada — 0.9%

Just Energy Group, Inc.	75,200	819,680

China — 4.3%

Agricultural Bank of China, Ltd., Class H	3,290,000	1,285,612
China Construction Bank Corp., Class H	1,634,180	1,133,845
Dongyue Group	260,000	115,346
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	612,183
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	778,800	883,853

		4,030,839

Denmark — 0.7%

Pandora A/S	48,644	662,393

Egypt — 1.6%

Orascom Construction Industries	31,840	1,499,680

Finland — 2.1%

Sampo Oyj, A Shares	62,644	1,948,921

France — 6.3%

AXA SA	85,960	1,280,265
Rexel SA	46,333	932,399
Sanofi SA	10,758	917,260
Total SA	27,541	1,366,114
Valeo SA	31,777	1,470,061

		5,966,099

Germany — 3.4%

Allianz SE	19,747	2,349,552
Bayerische Motoren Werke AG	11,382	832,391

		3,181,943

Indonesia — 1.6%

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	1,889,000	217,127

Description	Shares	Value

PT Perusahaan Gas Negara (Persero) Tbk	3,085,000	$1,329,741

		1,546,868

Israel — 3.5%

Israel Chemicals, Ltd.	274,268	3,325,097

Italy — 5.7%

Atlantia SpA	178,870	2,776,671
Eni SpA	118,342	2,588,322

		5,364,993

Japan — 2.3%

Daito Trust Construction Co., Ltd.	11,200	1,126,602
Mizuho Financial Group, Inc.	613,600	998,554

		2,125,156

Norway — 0.7%

Orkla ASA	85,891	652,327

Russia — 5.0%

Mobile TeleSystems OJSC Sponsored ADR (a)	128,980	2,259,730
Oriflame Cosmetics SA SDR	31,960	1,094,234
Sberbank of Russia GDR (a), (b), (c)	113,600	1,329,120

		4,683,084

South Africa — 4.1%

Kumba Iron Ore, Ltd.	13,647	824,625
Lewis Group, Ltd.	22,638	194,502
Life Healthcare Group Holdings Pte, Ltd.	197,790	754,516
MTN Group, Ltd.	51,100	983,627
Vodacom Group, Ltd.	92,800	1,138,397

		3,895,667

Spain — 1.1%

Red Electrica Corporacion SA	21,760	1,031,683

Switzerland — 1.6%

Zurich Insurance Group AG	6,005	1,495,344

Taiwan — 2.3%

Siliconware Precision Industries Co.	696,000	775,220
Taiwan Semiconductor Manufacturing Co., Ltd.	448,290	1,373,307

		2,148,527

Thailand — 0.3%

Tisco Financial Group Public Co. Ltd.	198,000	295,906

Turkey — 2.2%

Tofas Turk Otomobil Fabrikasi AS	187,600	947,786
Tupras-Turkiye Petrol Rafinerileri AS	48,775	1,112,686

		2,060,472

United Kingdom — 8.2%

Aviva PLC	158,460	815,493

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Description	Shares	Value

BAE Systems PLC	162,456	$852,847
Man Group PLC	699,499	930,185
Royal Dutch Shell PLC, A Shares (a)	75,537	2,611,151
Vodafone Group PLC	894,816	2,539,497

		7,749,173

United States — 32.6%

Ameriprise Financial, Inc.	8,400	476,196
Baxter International, Inc.	15,300	921,978
CenturyLink, Inc. (a)	72,800	2,941,120
Cisco Systems, Inc. (a)	71,800	1,370,662
Cliffs Natural Resources, Inc.	8,790	343,953
ConocoPhillips	16,560	946,901
Darden Restaurants, Inc. (a)	37,700	2,101,775
Dow Chemical Co.	18,600	538,656
Duke Realty Corp. REIT (a)	81,400	1,196,580
E.l. du Pont de Nemours & Co.	9,130	458,965
Entertainment Properties Trust REIT	10,400	462,072
Fifth Third Bancorp	38,300	594,033
Freeport-McMoRan Copper & Gold, Inc.	12,900	510,582
General Electric Co.	24,100	547,311
H.J. Heinz Co.	10,900	609,855
Harsco Corp. (a)	53,230	1,092,812
Honeywell International, Inc.	7,700	460,075
Intel Corp. (a)	31,130	706,028
Johnson & Johnson (a)	13,000	895,830
Mack-Cali Realty Corp. REIT (a)	40,300	1,071,980
Medical Properties Trust, Inc. REIT	44,300	462,935
Merck & Co., Inc. (a)	42,500	1,916,750
Molson Coors Brewing Co., Class B (a)	27,300	1,229,865
Pfizer, Inc. (a)	52,200	1,297,170
Southern Copper Corp. (a)	74,680	2,566,005
Sysco Corp. (a)	64,900	2,029,423
Texas Instruments, Inc.	22,300	614,365
The Carlyle Group L.P.	38,400	1,007,616
The Macerich Co. REIT (a)	22,300	1,276,229

		30,647,722

Total Common Stocks
(Identified cost $90,802,980)		92,507,161

Preferred Stock — 1.0%

United States — 1.0%

Capital One Financial Corp., Series B, 6.00% (Identified cost $928,277)	37,205	930,869

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 14.0%

Brazil — 3.3%

Brazil NTN-B,
6.00%, 05/15/15	2,330	$2,768,733
6.00%, 08/15/16	273	326,481

		3,095,214

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	188,000	128,629

Ghana — 1.3%

Ghana Government Bonds:
24.00%, 05/25/15	850	510,080
26.00%, 06/05/17	1,000	675,976

		1,186,056

Hungary — 1.5%

Hungary Government Bonds:
7.75%, 08/24/15	53,180	245,021
5.50%, 02/12/16	47,000	204,283
Hungary Treasury Bills:
0.00%, 10/03/12	100,500	452,943
0.00%, 12/19/12	66,500	295,375
0.00%, 04/17/13	50,500	219,781

		1,417,403

Mexico — 3.4%

Mexican Bonos:
7.00%, 06/19/14	13,170	1,062,868
9.50%, 12/18/14	9,000	769,201
Mexican Cetes:
0.00%, 02/21/13	61,300	467,850
0.00%, 03/21/13	72,000	547,227
Mexican Udibonos, 5.00%, 06/16/16	4,181	376,532

		3,223,678

Poland — 0.6%

Poland Government Bond, 3.00%, 08/24/16	1,775	578,581

South Africa — 0.6%

Republic of South Africa, 5.50%, 12/07/23	3,075	531,429

Turkey — 2.1%

Turkey Government Bonds:
0.00%, 03/20/13	1,169	629,982
10.00%, 12/04/13	310	177,488
3.00%, 07/21/21	1,518	887,017
3.00%, 02/23/22	391	229,963

		1,924,450

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Description	Principal Amount (000) (d)	Value

Uruguay — 1.1%

Uruguay Monetary Regulation Bills:
0.00%, 11/05/12	3,500	$165,286
0.00%, 12/07/12	2,000	93,724
0.00%, 05/09/13	1,350	60,667
0.00%, 06/27/13	2,880	127,869
0.00%, 07/05/13	11,150	494,560
0.00%, 08/15/13	3,000	131,072

		1,073,178

Total Foreign Government Obligations
(Identified cost $12,678,753)		13,158,618

Description	Shares	Value

Short-Term Investment — 0.4%

State Street Institutional Treasury Money Market Fund (Identified cost $416,262)	416,262	$416,262

Total Investments — 113.8%
(Identified cost $104,826,272) (e)		$107,012,910

Liabilities in Excess of Cash and
Other Assets — (13.8)%
		(12,996,773)

Net Assets— 100.0%		$94,016,137

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/02/12	367,195	$180,484	$181,129	$645	$—
BRL	BRC	10/02/12	986,980	488,000	486,857	—	1,143
BRL	BRC	10/02/12	1,025,156	506,000	505,688	—	312
CLP	UBS	10/11/12	220,223,600	436,000	463,617	27,617	—
CNY	BRC	10/15/12	2,121,401	334,000	337,394	3,394	—
CNY	JPM	11/26/12	6,435,858	1,014,000	1,019,816	5,816	—
CNY	RBC	10/11/12	6,768,515	1,067,471	1,076,856	9,385	—
COP	BNP	10/22/12	930,961,900	517,000	515,694	—	1,306
COP	CIT	10/09/12	547,543,750	299,000	303,905	4,905	—
CZK	JPM	10/02/12	9,561,888	464,915	488,803	23,888	—
DOP	CIT	10/15/12	4,078,800	103,475	103,499	24	—
DOP	CIT	10/16/12	7,474,950	189,267	189,645	378	—
EUR	BNP	10/12/12	804,423	1,037,035	1,033,824	—	3,211
EUR	BRC	10/29/12	337,688	435,000	434,060	—	940
EUR	CIT	10/29/12	680,476	837,721	874,677	36,956	—
EUR	ING	11/20/12	287,617	362,115	369,785	7,670	—
EUR	JPM	10/02/12	383,780	480,877	493,177	12,300	—
EUR	JPM	11/26/12	570,279	751,000	733,244	—	17,756
EUR	JPM	11/26/12	1,018,138	1,268,661	1,309,086	40,425	—
EUR	UBS	12/03/12	267,453	345,421	343,907	—	1,514
GHS	CIT	10/04/12	156,000	79,592	82,147	2,555	—
GHS	SCB	10/15/12	297,000	156,645	155,430	—	1,215
HUF	CIT	10/12/12	59,771,806	268,682	269,016	334	—
HUF	CIT	12/10/12	54,201,300	239,849	242,119	2,270	—
HUF	JPM	10/09/12	47,424,720	212,897	213,533	636	—
HUF	UBS	11/05/12	124,524,320	544,000	558,612	14,612	—
IDR	BRC	10/03/12	2,251,500,000	237,000	235,238	—	1,762
IDR	BRC	10/29/12	4,514,125,000	469,000	470,134	1,134	—
IDR	JPM	10/03/12	2,131,360,000	224,000	222,685	—	1,315
IDR	JPM	10/24/12	2,794,440,000	292,000	291,212	—	788
IDR	JPM	11/05/12	1,951,541,000	202,274	203,053	779	—
IDR	JPM	01/03/13	4,382,860,000	451,841	452,334	493	—
ILS	BNP	10/12/12	1,914,236	481,000	488,378	7,378	—
ILS	CIT	10/10/12	1,811,571	452,000	462,226	10,226	—
ILS	CIT	10/24/12	1,800,359	460,000	459,077	—	923
ILS	CIT	11/13/12	1,817,589	454,000	463,038	9,038	—
INR	BNP	11/09/12	19,968,750	355,000	375,814	20,814	—
INR	BRC	11/15/12	6,360,330	123,000	119,568	—	3,432
INR	JPM	10/04/12	19,285,500	344,692	365,563	20,871	—
INR	JPM	10/15/12	25,947,000	465,000	490,749	25,749	—
INR	JPM	11/05/12	14,126,460	266,035	266,060	25	—
INR	RBC	10/05/12	54,941,480	982,063	1,041,225	59,162	—
INR	SCB	03/18/13	18,696,760	337,000	344,198	7,198	—
KRW	JPM	10/17/12	541,527,000	482,000	486,916	4,916	—
KRW	JPM	11/13/12	1,087,371,500	961,000	976,389	15,389	—
KRW	RBC	10/24/12	236,008,980	207,000	212,133	5,133	—
KZT	CIT	11/08/12	39,882,500	265,000	265,258	258	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	CIT	01/25/13	12,601,890	$83,000	$83,297	$297	$—
KZT	HSB	12/24/12	28,093,975	185,500	186,180	680	—
KZT	HSB	01/25/13	28,149,625	185,500	186,066	566	—
MXN	HSB	10/11/12	6,831,421	531,000	530,257	—	743
MXN	UBS	10/03/12	3,665,435	285,137	284,738	—	399
MYR	BRC	10/04/12	818,069	261,648	267,609	5,961	—
MYR	BRC	10/18/12	1,561,668	506,000	510,322	4,322	—
MYR	CIT	10/09/12	4,891,873	1,573,000	1,599,643	26,643	—
NGN	CIT	10/04/12	31,343,200	196,386	199,384	2,998	—
NGN	CIT	10/10/12	21,150,000	132,072	134,594	2,522	—
NGN	CIT	10/29/12	21,478,500	129,078	135,401	6,323	—
NGN	CIT	01/28/13	21,478,500	125,130	132,707	7,577	—
NGN	CIT	02/11/13	27,004,000	157,000	166,847	9,847	—
NGN	CIT	04/23/13	29,338,800	166,698	175,935	9,237	—
NGN	CIT	07/23/13	20,350,000	110,000	122,032	12,032	—
NGN	SCB	10/15/12	78,104,400	488,000	497,041	9,041	—
NGN	SCB	05/02/13	23,572,000	133,553	141,353	7,800	—
PEN	CIT	10/26/12	1,247,699	479,000	479,585	585	—
PLN	BRC	10/25/12	677,357	213,893	210,834	—	3,059
PLN	CIT	12/27/12	1,274,325	392,000	393,916	1,916	—
RON	JPM	11/13/12	2,914,569	813,444	820,352	6,908	—
RSD	BRC	11/13/12	58,467,735	631,265	641,305	10,040	—
RSD	BRC	12/12/12	18,228,485	199,491	197,535	—	1,956
RSD	CIT	10/09/12	10,085,250	108,008	112,345	4,337	—
RSD	CIT	10/17/12	15,222,000	167,165	168,965	1,800	—
RSD	CIT	11/13/12	24,423,300	255,916	267,888	11,972	—
RUB	BRC	10/09/12	15,067,240	464,000	482,463	18,463	—
RUB	JPM	10/05/12	12,022,020	362,956	385,198	22,242	—
RUB	JPM	10/17/12	15,994,700	521,000	511,509	—	9,491
RUB	UBS	11/13/12	15,417,173	478,000	490,877	12,877	—
RUB	UBS	12/04/12	14,224,050	433,000	451,283	18,283	—
RUB	UBS	06/25/13	13,005,200	363,375	399,200	35,825	—
RUB	UBS	07/01/13	13,767,255	384,668	422,183	37,515	—
SGD	HSB	10/24/12	879,550	718,000	716,692	—	1,308
THB	HSB	10/29/12	29,374,572	933,000	952,466	19,466	—
THB	SCB	11/27/12	7,385,140	238,000	238,965	965	—
THB	SCB	12/17/12	15,013,680	484,000	485,157	1,157	—
TRY	JPM	10/12/12	398,335	222,000	221,302	—	698
TRY	JPM	10/12/12	890,372	492,000	494,663	2,663	—
UGX	CIT	10/17/12	2,383,904,000	943,000	929,008	—	13,992
UGX	CIT	10/18/12	179,417,000	71,000	69,899	—	1,101
UYU	CIT	10/10/12	3,539,000	165,220	168,076	2,856	—
ZAR	BRC	11/26/12	3,682,570	443,000	439,131	—	3,869
ZAR	CIT	10/29/12	3,319,861	400,949	397,399	—	3,550
ZAR	CIT	10/29/12	3,615,530	436,000	432,792	—	3,208
ZAR	CIT	10/29/12	4,083,337	493,902	488,790	—	5,112
ZAR	CIT	11/08/12	1,494,015	180,034	178,594	—	1,440

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

ZAR	JPM	10/29/12	2,561,174	$310,070	$306,582	$—	$3,488
ZAR	JPM	10/29/12	3,508,297	422,000	419,956	—	2,044
ZAR	JPM	10/29/12	3,603,386	429,000	431,338	2,338	—
ZAR	JPM	10/29/12	7,323,498	850,235	876,650	26,415	—
ZMK	CIT	10/09/12	892,670,000	178,000	174,859	—	3,141
ZMK	CIT	12/19/12	811,690,000	157,000	156,920	—	80
ZMK	SCB	10/10/12	755,060,000	150,560	147,882	—	2,678
ZMK	SCB	10/17/12	1,518,545,000	301,000	297,120	—	3,880
ZMK	SCB	10/31/12	1,628,861,400	324,000	318,072	—	5,928

Total Forward Currency Purchase Contracts				$41,987,865	$42,607,925	$726,842	$106,782

Forward Currency Sale Contracts open at September 30, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/02/12	2,379,331	$1,153,000	$1,173,674	$—	$20,674
BRL	BRC	11/05/12	416,925	204,000	204,756	—	756
CLP	BNP	10/11/12	220,223,600	439,480	463,617	—	24,137
CZK	JPM	10/02/12	9,561,888	480,877	488,803	—	7,926
EUR	BNP	10/12/12	112,620	144,000	144,736	—	736
EUR	BRC	10/25/12	162,312	213,893	208,626	5,267	—
EUR	BRC	11/13/12	495,741	631,265	637,320	—	6,055
EUR	BRC	12/12/12	148,199	199,491	190,586	8,905	—
EUR	CIT	10/09/12	85,000	108,008	109,237	—	1,229
EUR	CIT	10/12/12	209,000	268,682	268,602	80	—
EUR	CIT	10/17/12	129,000	167,165	165,796	1,369	—
EUR	CIT	10/29/12	337,711	410,265	434,090	—	23,825
EUR	CIT	11/13/12	198,000	255,916	254,547	1,369	—
EUR	CIT	12/10/12	185,000	239,850	237,906	1,944	—
EUR	HSB	12/04/12	873,259	1,095,066	1,122,902	—	27,836
EUR	ING	11/20/12	97,462	121,318	125,305	—	3,987
EUR	ING	11/20/12	808,554	994,210	1,039,545	—	45,335
EUR	JPM	10/02/12	378,000	464,915	485,749	—	20,834
EUR	JPM	10/09/12	168,000	212,897	215,903	—	3,006
EUR	JPM	11/26/12	181,000	232,748	232,724	24	—
EUR	JPM	11/26/12	191,678	246,000	246,453	—	453
EUR	JPM	11/26/12	648,763	817,896	834,157	—	16,261
EUR	JPM	11/26/12	821,447	1,029,528	1,056,188	—	26,660
EUR	UBS	12/03/12	343,071	433,000	441,141	—	8,141
HUF	CIT	12/10/12	56,871,375	255,000	254,047	953	—
HUF	JPM	10/09/12	75,637,100	329,000	340,561	—	11,561
IDR	JPM	10/03/12	4,382,860,000	457,024	457,923	—	899
ILS	BNP	10/24/12	1,761,680	437,586	449,214	—	11,628
INR	JPM	10/04/12	5,159,040	96,000	97,791	—	1,791
INR	JPM	10/04/12	14,126,460	267,041	267,772	—	731
JPY	HSB	11/05/12	15,064,110	191,412	193,084	—	1,672
JPY	SCB	11/26/12	97,327,303	1,246,000	1,247,700	—	1,700

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Sale Contracts open at September 30, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

MXN	HSB	10/11/12	14,891,076	$1,098,000	$1,155,849	$—	$57,849
MXN	JPM	10/31/12	5,845,112	438,355	452,802	—	14,447
MXN	UBS	10/03/12	3,665,435	274,000	284,738	—	10,738
MXN	UBS	01/02/13	4,254,947	328,000	327,600	400	—
RON	ING	10/10/12	1,297,068	363,681	366,745	—	3,064
RUB	BRC	10/05/12	9,003,193	277,000	288,472	—	11,472
RUB	BRC	10/05/12	30,064,335	966,000	963,294	2,706	—
TRY	BRC	07/10/13	78,512	40,381	41,944	—	1,563
TRY	CIT	07/10/13	613,301	315,322	327,643	—	12,321
TRY	JPM	02/28/13	714,680	381,000	389,469	—	8,469
ZAR	CIT	10/29/12	3,347,733	407,490	400,736	6,754	—
ZAR	CIT	10/29/12	3,441,327	410,048	411,940	—	1,892
ZAR	CIT	10/29/12	13,262,208	1,540,416	1,587,535	—	47,119
ZAR	CIT	11/08/12	1,494,015	180,447	178,594	1,853	—

Total Forward Currency Sale Contracts				$20,862,673	$21,267,816	31,624	436,767

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$758,466	$543,549

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DOP — Dominican Republic Peso
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian New Sol
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

(a)	Segregated security for forward currency contracts.
(b)

Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At September 30, 2012, this security amounted to 1.4% of net assets of Lazard World Dividend & Income Fund, Inc., and is considered to be liquid.

(c)

Security valued using Level 2 inputs under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy. Security was valued based on reference to a similar security from the same issuer which was trading on an active market.

(d)	Principal amount denominated in respective country’s currency.
(e)

For federal income tax purposes, the aggregate cost was $104,826,272, aggregate gross unrealized appreciation was $7,296,812, aggregate gross unrealized depreciation was $5,110,174, and the net unrealized appreciation was $2,186,638.

Security Abbreviations:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets):

Agriculture	3.5%
Alcohol & Tobacco	1.3
Automotive	3.5
Banking	7.7
Chemicals	1.2
Commercial Services	1.0
Construction & Engineering	1.6
Consumer Products	1.9
Electric	2.3
Energy Integrated	9.2
Energy Services	1.4
Financial Services	4.6
Food & Beverages	2.8
Gas Utilities	0.9
Health Services	0.8
Housing	1.9
Insurance	8.4
Leisure & Entertainment	2.2
Manufacturing	4.8
Medical Products	1.0
Metals & Mining	4.9
Pharmaceutical & Biotechnology	5.3
Real Estate	6.4
Retail	0.2
Semiconductors & Components	3.7
Technology Hardware	1.5
Telecommunications	11.2
Transportation	4.2

Subtotal	99.4
Foreign Government Obligations	14.0
Short-Term Investment	0.4

Total Investments	113.8%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when the Fund shareholders may not be able to buy or sell Fund shares.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2012 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012

Assets:
Common Stocks:
Russia	$3,353,964	$1,329,120	$—	$4,683,084
Other	87,824,077	—	—	87,824,077
Preferred Stock	930,869	—	—	930,869
Foreign Government Obligations	—	13,158,618	—	13,158,618
Short-Term Investment	—	416,262	—	416,262
Other Financial Instruments*
Forward Currency Contracts	—	758,466	—	758,466

Total	$92,108,910	$15,662,466	$—	$107,771,376

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(543,549)	$—	$(543,549)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities certain securities are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2012.

Item 2.	Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2012